Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Trustees of Direxion Shares ETF Trust

In planning and performing our audits of the financial statements of the Funds listed in the accompanying Attachment A, which comprise the Direxion Shares ETF Trust ("Trust"), as of and for the periods ended October 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Trust's internal control over financial reporting and their operations, including controls for safeguarding securities that we consider to be a material weakness as defined above as of October 31, 2020.

This report is intended solely for the information and use of management and the Board of Trustees of Direxion Shares ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

December 22, 2020

A member firm of Ernst & Young Global Limited

Attachment A

Funds comprising the Direxion Shares ETF Trust

Direxion Daily CSI 300 China A Share Bear 1X Shares Direxion Daily S&P 500® Bear 1X Shares Direxion Daily CSI 300 China A Share Bull 2X Shares Direxion Daily CSI China Internet Index Bull 2X Shares Direxion Daily S&P 500® Bull 2X Shares

Direxion Daily Latin America Bull 2X Shares (formerly Known as Direxion Daily Latin America Bull 3X Shares Direxion Daily MSCI Brazil Bull 2X Shares (formerly known as Direxion Daily MSCI Brazil Bull 3X Shares) Direxion Daily MSCI India Bull 2X Shares (formerly known as Direxion Daily MSCI India Bull 3X Shares) Direxion Daily Russia Bull 2X Shares (formerly known as Direxion Daily Russia Bull 3X Shares)

Direxion Daily Energy Bull 2X Shares (formerly known as Direxion Daily Energy Bull 3X Shares) Direxion Daily Energy Bear 2X Shares (formerly known as Direxion Daily Energy Bear 3X Shares)

Direxion Daily Gold Miners Index Bull 2X Shares (formerly known as Direxion Daily Gold Miners Index Bull 3X Shares) Direxion Daily Gold Miners Index Bear 2X Shares (formerly known as Direxion Daily Gold Miners Index Bear 3X Shares)

Direxion Daily Junior Gold Miners Index Bull 2X Shares (formerly known as Direxion Daily Junior Gold Miners Index Bull 3X Shares)

Direxion Daily Junior Gold Miners Index Bear 2X Shares (formerly known as Direxion Daily Junior Gold Miners Index Bear 3X Shares)

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares (formerly known as Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares (formerly known as Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares (formerly known as Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares)

Direxion Daily 20+ Year Treasury Bear 3X Shares

Direxion Daily 20+ Year Treasury Bull 3X Shares

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Direxion Daily Aerospace & Defense Bull 3X Shares

Direxion Daily Consumer Discretionary Bull 3X Shares Direxion Daily Dow Jones Internet Bear 3X Shares Direxion Daily Dow Jones Internet Bull 3X Shares Direxion Daily Financial Bear 3X Shares

Direxion Daily Financial Bull 3X Shares Direxion Daily FTSE China Bear 3X Shares Direxion Daily FTSE China Bull 3X Shares Direxion Daily FTSE Europe Bull 3X Shares Direxion Daily Healthcare Bull 3X Shares

Direxion Daily Homebuilders & Supplies Bull 3X Shares Direxion Daily Industrials Bull 3X Shares

Direxion Daily Mid Cap Bull 3X Shares

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Direxion Daily MSCI Emerging Markets Bull 3X Shares Direxion Daily MSCI Mexico Bull 3X Shares Direxion Daily MSCI Real Estate Bear 3X Shares

Direxion Daily MSCI Real Estate Bull 3X Shares

Direxion Daily MSCI South Korea Bull 3X Shares Direxion Daily Pharmaceutical & Medical Bull 3X Shares Direxion Daily Regional Banks Bull 3X Shares Direxion Daily Retail Bull 3X Shares

Direxion Daily S&P 500® Bear 3X Shares

Direxion Daily S&P 500® Bull 3X Shares

 Direxion Daily S&P 500® High Beta Bear 3X Shares  Direxion Daily S&P 500® High Beta Bull 3X Shares Direxion Daily S&P Biotech Bear 3X Shares Direxion Daily S&P Biotech Bull 3X Shares Direxion Daily Semiconductor Bear 3X Shares Direxion Daily Semiconductor Bull 3X Shares Direxion Daily Small Cap Bear 3X Shares Direxion Daily Small Cap Bull 3X Shares Direxion Daily Technology Bear 3X Shares Direxion Daily Technology Bull 3X Shares Direxion Daily Transportation Bull 3X Shares Direxion Daily Utilities Bull 3X Shares

Direxion Auspice Broad Commodity Strategy ETF (Consolidated) Direxion Connected Consumer ETF

Direxion Dynamic Hedge ETF

Direxion Fallen Knives ETF

Direxion Flight to Safety Strategy ETF (Consolidated) Direxion High Growth ETF

Direxion MSCI USA ESG – Leaders vs. Laggards ET Direxion NASDAQ-100® Equal Weighted Index Shares Direxion S&P 500® High minus Low Quality ETF Direxion Work From Home ETF

Direxion Russell 1000® Growth Over Value ETF Direxion Russell 1000® Value Over Growth ETF

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